PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

(5) PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2011	2012
Computer equipment	55,602,672	79,251,862
Furniture and office equipment	7,806,643	9,473,470
Leasehold improvements	7,737,400	11,342,046
Purchased software	27,659,057	31,855,569
Capitalized software development costs	45,585,121	60,764,100
Software development projects in progress	302,442	1,046,110
Less: accumulated depreciation	(100,463,597)	(121,370,971)
Property and equipment, net	44,229,738	72,362,186

Depreciation expense for property and equipment was RMB19,384,294, RMB21,286,199 and RMB26,934,818 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, the Group's capitalized software development costs, including projects in progress, net of accumulated depreciation, was RMB17,108,334 and RMB21,210,566, respectively. For the years ended December 31, 2010, 2011, and 2012, the Group recorded depreciation relating to capitalized software development costs of RMB7,716,376, RMB9,818,104 and RMB11,530,416, respectively.